Investment Objectives and Goals	Sep. 18, 2025
Value Line Asset Allocation Fund, Inc. | VALUE LINE ASSET ALLOCATION FUND INC
Prospectus [Line Items]
Risk/Return [Heading]	Value Line Asset Allocation Fund, Inc.
Value Line Capital Appreciation Fund, Inc. | VALUE LINE CAPITAL APPRECIATION FUND INC
Prospectus [Line Items]
Risk/Return [Heading]	Value Line Capital Appreciation Fund, Inc.